Restricted cash and escrow receivables (Tables)	12 Months Ended
Mar. 31, 2018
Restricted cash and escrow receivables
Schedule of restricted cash and escrow receivables

	As of March 31,
	2017	2018
	(in millions of RMB)
Money received or receivable on escrow services offered by AliExpress (i)	2,528	3,171
Others	127	246

	2,655	3,417

(i)	The amount represents customer funds held by external payment networks outside the PRC relating to AliExpress with a corresponding liability recorded under escrow money payable.